UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03131

ALLIANCEBERNSTEIN GLOBAL THEMATIC

GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2013

Date of reporting period: April 30, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Thematic Growth Fund

Portfolio of Investments

April 30, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.1%
Information Technology - 37.9%
Communications Equipment - 1.0%
QUALCOMM, Inc.	119,070	$7,337,093

Computers & Peripherals - 8.3%
Apple, Inc.	29,960	13,264,790
Fusion-io, Inc. (a)(b)	1,307,218	24,549,554
Silicon Graphics International Corp. (a)(b)	867,102	11,272,326
Stratasys Ltd. (a)(b)	179,930	14,943,187

		64,029,857

Electronic Equipment, Instruments & Components - 1.0%
Hexagon AB	278,250	7,982,522

Internet Software & Services - 9.5%
Cornerstone OnDemand, Inc. (b)	225,593	8,184,514
eBay, Inc. (b)	142,740	7,478,148
Facebook, Inc. (b)	420,606	11,676,022
Google, Inc.-Class A (b)	12,638	10,420,916
LinkedIn Corp. (b)	44,664	8,579,508
Rackspace Hosting, Inc. (b)	281,239	13,555,720
Yelp, Inc. (a)(b)	528,924	13,767,892

		73,662,720

Semiconductors & Semiconductor Equipment - 10.9%
ARM Holdings PLC	552,875	8,599,364
ASML Holding NV (a)	105,930	7,878,014
Mellanox Technologies Ltd. (a)(b)	379,831	19,363,784
NVIDIA Corp.	1,749,782	24,094,498
NXP Semiconductor NV (b)	287,580	7,922,829
Samsung Electronics Co., Ltd.	5,550	7,675,757
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	461,060	8,797,025

		84,331,271

Software - 7.2%
Intuit, Inc.	145,640	8,685,969
NetSuite, Inc. (b)	107,288	9,437,052
Red Hat, Inc. (b)	425,933	20,414,969
Salesforce.com, Inc. (b)	223,990	9,208,229
Splunk, Inc. (b)	188,137	7,675,990

		55,422,209

		292,765,672

Consumer Discretionary - 16.1%
Automobiles - 2.0%
Nissan Motor Co., Ltd.	370,200	3,862,037
Tesla Motors, Inc. (a)(b)	208,621	11,263,448

		15,125,485

Company	Shares	U.S. $ Value
Hotels, Restaurants & Leisure - 0.9%
Bloomberry Resorts Corp. (b)	23,550,100	6,871,713

Household Durables - 1.1%
iRobot Corp. (b)	152,390	4,433,025
Techtronic Industries Co.	1,570,500	3,763,567

		8,196,592

Internet & Catalog Retail - 5.7%
Amazon.com, Inc. (b)	92,972	23,597,224
Ctrip.com International Ltd. (ADR) (a)(b)	577,090	12,684,438
priceline.com, Inc. (b)	11,500	8,003,885

		44,285,547

Specialty Retail - 4.1%
Belle International Holdings Ltd.	4,430,000	7,253,750
L’Occitane International SA	2,702,500	7,845,359
Zhongsheng Group Holdings Ltd. (a)	12,052,500	16,615,414

		31,714,523

Textiles, Apparel & Luxury Goods - 2.3%
Burberry Group PLC	490,580	10,205,676
Samsonite International SA	3,181,200	7,837,355

		18,043,031

		124,236,891

Financials - 13.6%
Capital Markets - 2.8%
CITIC Securities Co., Ltd. (a)	5,924,300	13,463,559
UBS AG (b)	460,620	8,194,430

		21,657,989

Commercial Banks - 2.8%
BOC Hong Kong Holdings Ltd.	4,145,000	14,257,669
Grupo Financiero Banorte SAB de CV-Class O	1,017,180	7,665,102

		21,922,771

Insurance - 2.1%
AIA Group Ltd.	3,592,000	15,978,856

Real Estate Investment Trusts (REITs) - 0.5%
Weyerhaeuser Co.	124,874	3,809,906

Real Estate Management & Development - 3.8%
BR Malls Participacoes SA	676,800	7,986,629
Global Logistic Properties Ltd.	4,054,000	9,124,248
Hang Lung Group Ltd.	2,068,000	12,208,027

		29,318,904

Thrifts & Mortgage Finance - 1.6%
Housing Development Finance Corp.	765,600	12,057,177

		104,745,603

Company	Shares	U.S. $ Value
Health Care - 11.3%
Biotechnology - 1.7%
Cepheid, Inc. (b)	334,182	12,742,360

Health Care Equipment & Supplies - 3.4%
Given Imaging Ltd. (b)	481,339	7,667,730
Intuitive Surgical, Inc. (b)	36,786	18,109,380

		25,777,110

Health Care Technology - 1.0%
athenahealth, Inc. (a)(b)	82,682	7,958,969

Life Sciences Tools & Services - 5.2%
Illumina, Inc. (a)(b)	483,462	31,275,157
PerkinElmer, Inc.	295,040	9,042,976

		40,318,133

		86,796,572

Energy - 7.0%
Energy Equipment & Services - 4.0%
National Oilwell Varco, Inc.	113,830	7,423,993
Oceaneering International, Inc.	115,220	8,084,987
Schlumberger Ltd.	102,640	7,639,495
Technip SA (a)	72,130	7,736,686

		30,885,161

Oil, Gas & Consumable Fuels - 3.0%
Concho Resources, Inc. (b)	89,460	7,705,190
Denbury Resources, Inc. (b)	434,336	7,770,271
Noble Energy, Inc.	67,770	7,677,663

		23,153,124

		54,038,285

Industrials - 5.3%
Construction & Engineering - 1.0%
Larsen & Toubro Ltd.	284,100	7,997,256

Electrical Equipment - 1.0%
Babcock & Wilcox Co. (The)	283,825	7,720,040

Machinery - 2.8%
FANUC Corp.	50,600	7,638,177
Komatsu Ltd.	155,700	4,265,864
Proto Labs, Inc. (a)(b)	182,150	9,304,222

		21,208,263

Transportation Infrastructure - 0.5%
Adani Ports and Special Economic Zone	1,468,103	3,950,775

		40,876,334

Materials - 4.5%
Chemicals - 1.0%
Monsanto Co.	72,241	7,716,783

Company	Shares	U.S. $ Value
Metals & Mining - 3.5%
Freeport-McMoRan Copper & Gold, Inc.	225,858	6,872,859
Goldcorp, Inc.	233,030	6,893,028
Mongolian Mining Corp. (a)(b)	16,567,000	4,886,974
Turquoise Hill Resources Ltd. (b)	1,225,809	8,638,884

		27,291,745

		35,008,528

Telecommunication Services - 1.9%
Wireless Telecommunication Services - 1.9%
Softbank Corp.	168,200	8,341,699
Tower Bersama Infrastructure Tbk PT (b)	10,938,500	6,362,288

		14,703,987

Consumer Staples - 1.3%
Beverages - 1.3%
Heckmann Corp. (a)(b)	2,740,948	10,114,098

Utilities - 0.2%
Gas Utilities - 0.2%
Infraestructura Energetica Nova SAB de CV (a)(b)	396,600	1,355,175

Total Common Stocks (cost $695,698,294)		764,641,145

	Contracts
OPTIONS PURCHASED - PUTS - 0.1%
Options on Equity Indices - 0.1%
S&P 500 PM Index Expiration: Sep 2013, Exercise Price: $ 1,475.00 (b)(c) (cost $1,269,333)	373	928,770

	Shares
SHORT-TERM INVESTMENTS - 0.3%
Investment Companies - 0.3%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (d) (cost $2,516,630)	2,516,630	2,516,630

Total Investments Before Security Lending Collateral for Securities Loaned - 99.5% (cost $699,484,257)		768,086,545

Company	Shares	U.S. $ Value
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 19.8%
Investment Companies - 19.8%
AllianceBernstein Exchange Reserves - Class I, 0.09% (d) (cost $152,316,672)	152,316,672	152,316,672

Total Investments - 119.3% (cost $851,800,929) (e)		920,403,217
Other assets less liabilities - (19.3)%		(148,725,497)

Net Assets - 100.0%		$771,677,720

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	USD	23,622	AUD	23,165	6/13/13	$317,325
BNP Paribas SA	USD	49,080	EUR	37,425	6/13/13	220,188
Royal Bank of Canada	USD	37,041	GBP	24,675	6/13/13	1,277,403
Royal Bank of Scotland PLC	USD	25,510	CAD	26,328	6/13/13	597,159
Societe Generale	JPY	580,647	USD	5,928	6/13/13	(29,237)
Societe Generale	USD	31,393	JPY	2,977,985	6/13/13	(838,487)

						$1,544,351

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	One contract relates to 100 shares.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of April 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $101,830,824 and gross unrealized depreciation of investments was $(33,228,536), resulting in net unrealized appreciation of $68,602,288.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt

Country Breakdown*

April 30, 2013 (unaudited)

58.8%	United States
8.0%	Hong Kong
5.6%	China
3.1%	Japan
3.1%	India
2.5%	Israel
2.5%	United Kingdom
2.1%	Netherlands
2.0%	Canada
1.2%	Singapore
1.2%	Mexico
1.1%	Taiwan
1.1%	Switzerland
7.5%	Other
0.3%	Short-Term

100.0%	Total Investments

*	All data are as of April 30, 2013. The Fund’s country breakdowns are expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. ). “Other” country weightings represent 1.0% or less in the following countries: Brazil, France, Indonesia, Luxembourg, Mongolia, Philippines, South Korea and Sweden.

AllianceBernstein Global Thematic Growth Fund

April 30, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2013:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$268,508,029		$24,257,643		$	– 0	–	$292,765,672
Consumer Discretionary	59,982,020		64,254,871			– 0	–	124,236,891
Financials	27,656,067		77,089,536			– 0	–	104,745,603
Health Care	86,796,572		– 0	–		– 0	–	86,796,572
Energy	46,301,599		7,736,686			– 0	–	54,038,285
Industrials	17,024,262		23,852,072			– 0	–	40,876,334
Materials	30,121,554		4,886,974			– 0	–	35,008,528
Telecommunication Services	– 0	–	14,703,987			– 0	–	14,703,987
Consumer Staples	10,114,098		– 0	–		– 0	–	10,114,098
Utilities	1,355,175		– 0	–		– 0	–	1,355,175
Options Purchased - Puts	– 0	–	928,770			– 0	–	928,770
Short-Term Investments	2,516,630		– 0	–		– 0	–	2,516,630
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	152,316,672		– 0	–		– 0	–	152,316,672

Total Investments in Securities	702,692,678		217,710,539	+		– 0	–	920,403,217
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts	– 0	–	2,412,075			– 0	–	2,412,075
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(867,724)			– 0	–	(867,724)

Total^	$702,692,678		$219,254,890		$	– 0	–	$921,947,568

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Thematic Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 21, 2013

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	June 21, 2013